.	Summary Prospectus December 6, 2021

Allspring High Yield Bond Fund

Class/Ticker: Class A: EKHAX - Class C: EKHCX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2021 as supplemented December 6, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Allspring Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 57 and 59 of the Prospectus and “Additional Purchase and Redemption Information” on page 95 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 79 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.55%	0.55%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.49%	0.49%
Total Annual Fund Operating Expenses	1.04%	1.79%
Fee Waivers	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.93%	1.68%
1.	The Manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.93% for Class A and 1.68% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$541	$271	$171
3 Years	$756	$553	$553
5 Years	$988	$959	$959
10 Years	$1,654	$2,096	$2,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in debt securities that are below-investment grade; and

■	up to 10% of the Fund’s total assets in equity securities, including common and preferred stocks.

We invest principally in below investment-grade debt securities (often called “high yield” securities or “junk bonds”) of corporate issuers. These include traditional corporate bonds as well as convertible bonds. These securities may have fixed, floating or variable rates. We may invest in below investment-grade debt securities of any credit quality. The average credit quality of the Fund’s portfolio is expected to be equivalent to B or higher based on the credit ratings assigned to underlying securities by Moody’s, Standard & Poor’s, from other Nationally Recognized Statistical Ratings Organizations, or our credit quality assessment of the underlying securities. We do not manage the Fund’s portfolio to a specific maturity or duration. We may also use futures for duration and yield curve management. We may invest up to 10% of the Fund’s total assets in equity securities, including common and preferred stocks. For equity securities, we seek out dividend yielding securities of companies that we believe have strong fundamental attributes. We may invest in equity securities of companies of any size.

Securities in the Fund’s portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.

We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

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High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

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Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Class A as of 12/31 each year[1] (Returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: March 31, 2019	+7.74%
	Lowest Quarter: December 31, 2018	-5.35%
	Year-to-date total return as of September 30, 2020 is +0.55%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/20/1998	10.17%	4.21%	5.99%
Class A (after taxes on distributions)	1/20/1998	8.29%	2.37%	3.93%
Class A (after taxes on distributions and the sale of Fund Shares)	1/20/1998	5.97%	2.37%	3.75%
Class C (before taxes)	1/21/1998	13.35%	4.37%	5.69%
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)		14.41%	6.14%	7.48%
1.	Historical performance shown prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen High Income Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

4

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Robert Junkin, Portfolio Manager / 2019 Margaret D. Patel, Portfolio Manager / 2012

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: www.allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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©2021 Allspring Global Investments Holdings, LLC. All rights reserved. 1014323/P4323

6

SUPPLEMENT TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES
OF WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo High Yield Bond Fund (the “Fund”)

At a meeting held on November 10-12, 2021, the Board of Trustees of the Fund unanimously approved the following changes, effective on or about December 13, 2021:

I. Principal Investment Strategy Changes The section entitled “Fund Summary - Principal Investment Strategies” is deleted and replaced with the following (changes identified in italics below):

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in debt securities that are below-investment grade; and

■	up to 10% of the Fund’s total assets in equity securities, including common and preferred stocks.

We invest principally in below investment-grade debt securities (often called “high yield” securities or “junk bonds”) of corporate issuers. These include traditional corporate bonds as well as convertible bonds. These securities may have fixed, floating or variable rates. We may invest in below investment-grade debt securities of any credit quality. The average credit quality of the Fund’s portfolio is expected to be equivalent to B or higher based on the credit ratings assigned to underlying securities by Moody’s, Standard & Poor’s, from other Nationally Recognized Statistical Ratings Organizations, or our credit quality assessment of the underlying securities. We expect the Fund’s average effective duration to generally be within 1.0 year of the benchmark’s duration. We may also use futures for duration and yield curve management. We may invest up to 15% of the Fund’s total assets in leveraged loans. We may invest up to 10% of the Fund’s total assets in equity securities, including common and preferred stocks. The criteria and investment process used to select equity securities is substantially similar to those used to select non-investment grade debt securities. We seek out companies that we believe have strong fundamental and valuation attributes, including companies that reorganized and emerged or are expected to emerge from bankruptcy. We may invest in equity securities of companies of any size.

Securities in the Fund’s portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers. The Fund may invest up to 10% of the Fund’s total assets in foreign currency-denominated fixed income securities issued by foreign or domestic issuers.

We use security selection, comprehensive research and tactical portfolio management to capitalize on opportunities in rapidly evolving credit markets. Our investment process features tactical levers, including security selection, sector reviews, our proprietary RADS calibration tool, and macro insights, and a 6-month horizon to seize market opportunities, identify relative value, and construct a diversified portfolio. Our credit standards checklist, ESG assessment, and timely recommendations are integral to our underwriting and generating best ideas. We regularly review sectors to assess industry fundamentals and relative valuation to generate sector thesis and targeted sector weights. Our proprietary RADS Calibration tool divides the high yield market into quadrants based on spread and duration, and helps us connect investment ideas to tactical levers, and to ensure individual investments contribute to key portfolio objectives. We develop investment themes harnessing macro and fundamental insights developed from across the Wells Fargo Fixed Income Platform. We employ a 6-month horizon to identify bonds with spread tightening catalysts and anticipate market inflection points. We seek diversified sources of alpha and to capitalize on mispriced risk in the leverage finance markets.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

II. Principal Investment Risks Changes In the section entitled “Fund Summary - Principal Investment Risks” with respect to the Fund, the following risks are added:

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

In addition, the section of the Fund’s prospectuses entitled “Details About the Funds – Principal Investment Risks” with respect to the Fund is revised to add “Foreign Currency Contracts Risk” and “Loan Risk”.

III. Portfolio Management Changes In the section entitled “Fund Summary - Fund Management” with respect to the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Chris Lee, CFA, Portfolio Manager / 2021 Michael J. Schueller, CFA, Portfolio Manager / 2021

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

Chris Lee, CFA
Mr. Lee joined Wells Capital Management in 2012, where he currently serves as a Senior Portfolio Manager on the Multi-Sector Fixed Income Plus and High Yield team.

Michael J. Schueller, CFA
Mr. Schueller joined Wells Capital Management or one of its predecessor firms in 2000, where he currently serves as a Senior Portfolio Manager on the Multi-Sector Fixed Income Plus and High Yield team.

November 15, 2021	IFIT121/P1004SP

.	Summary Prospectus December 6, 2021

Allspring High Yield Bond Fund

Class/Ticker: Administrator Class - EKHYX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2021 as supplemented December 6, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.98%
Fee Waivers	(0.18)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.80%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$82
3 Years	$294

1

After:
5 Years	$524
10 Years	$1,185

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in debt securities that are below-investment grade; and

■	up to 10% of the Fund’s total assets in equity securities, including common and preferred stocks.

We invest principally in below investment-grade debt securities (often called “high yield” securities or “junk bonds”) of corporate issuers. These include traditional corporate bonds as well as convertible bonds. These securities may have fixed, floating or variable rates. We may invest in below investment-grade debt securities of any credit quality. The average credit quality of the Fund’s portfolio is expected to be equivalent to B or higher based on the credit ratings assigned to underlying securities by Moody’s, Standard & Poor’s, from other Nationally Recognized Statistical Ratings Organizations, or our credit quality assessment of the underlying securities. We do not manage the Fund’s portfolio to a specific maturity or duration. We may also use futures for duration and yield curve management. We may invest up to 10% of the Fund’s total assets in equity securities, including common and preferred stocks. For equity securities, we seek out dividend yielding securities of companies that we believe have strong fundamental attributes. We may invest in equity securities of companies of any size.

Securities in the Fund’s portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.

We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk

2

bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

3

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year[1]
.	Highest Quarter: March 31, 2019	+7.77%
	Lowest Quarter: December 31, 2018	-5.32%
	Year-to-date total return as of September 30, 2020 is +0.65%

Average Annual Total Returns for the periods ended 12/31/2019[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	4/14/1998	15.36%	5.32%	6.69%
Administrator Class (after taxes on distributions)	4/14/1998	13.33%	3.39%	4.53%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/14/1998	9.03%	3.19%	4.27%
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)		14.41%	6.14%	7.48%
1.	Historical performance shown prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen High Income Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

4

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Robert Junkin, Portfolio Manager / 2019 Margaret D. Patel, Portfolio Manager / 2012

Purchase and Sale of Fund Shares

Administrator Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: www.allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

5

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©2021 Allspring Global Investments Holdings, LLC. All rights reserved. 1010746/P0746

6

SUPPLEMENT TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES
OF WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo High Yield Bond Fund (the “Fund”)

At a meeting held on November 10-12, 2021, the Board of Trustees of the Fund unanimously approved the following changes, effective on or about December 13, 2021:

I. Principal Investment Strategy Changes The section entitled “Fund Summary - Principal Investment Strategies” is deleted and replaced with the following (changes identified in italics below):

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in debt securities that are below-investment grade; and

■	up to 10% of the Fund’s total assets in equity securities, including common and preferred stocks.

We invest principally in below investment-grade debt securities (often called “high yield” securities or “junk bonds”) of corporate issuers. These include traditional corporate bonds as well as convertible bonds. These securities may have fixed, floating or variable rates. We may invest in below investment-grade debt securities of any credit quality. The average credit quality of the Fund’s portfolio is expected to be equivalent to B or higher based on the credit ratings assigned to underlying securities by Moody’s, Standard & Poor’s, from other Nationally Recognized Statistical Ratings Organizations, or our credit quality assessment of the underlying securities. We expect the Fund’s average effective duration to generally be within 1.0 year of the benchmark’s duration. We may also use futures for duration and yield curve management. We may invest up to 15% of the Fund’s total assets in leveraged loans. We may invest up to 10% of the Fund’s total assets in equity securities, including common and preferred stocks. The criteria and investment process used to select equity securities is substantially similar to those used to select non-investment grade debt securities. We seek out companies that we believe have strong fundamental and valuation attributes, including companies that reorganized and emerged or are expected to emerge from bankruptcy. We may invest in equity securities of companies of any size.

Securities in the Fund’s portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers. The Fund may invest up to 10% of the Fund’s total assets in foreign currency-denominated fixed income securities issued by foreign or domestic issuers.

We use security selection, comprehensive research and tactical portfolio management to capitalize on opportunities in rapidly evolving credit markets. Our investment process features tactical levers, including security selection, sector reviews, our proprietary RADS calibration tool, and macro insights, and a 6-month horizon to seize market opportunities, identify relative value, and construct a diversified portfolio. Our credit standards checklist, ESG assessment, and timely recommendations are integral to our underwriting and generating best ideas. We regularly review sectors to assess industry fundamentals and relative valuation to generate sector thesis and targeted sector weights. Our proprietary RADS Calibration tool divides the high yield market into quadrants based on spread and duration, and helps us connect investment ideas to tactical levers, and to ensure individual investments contribute to key portfolio objectives. We develop investment themes harnessing macro and fundamental insights developed from across the Wells Fargo Fixed Income Platform. We employ a 6-month horizon to identify bonds with spread tightening catalysts and anticipate market inflection points. We seek diversified sources of alpha and to capitalize on mispriced risk in the leverage finance markets.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

II. Principal Investment Risks Changes In the section entitled “Fund Summary - Principal Investment Risks” with respect to the Fund, the following risks are added:

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

In addition, the section of the Fund’s prospectuses entitled “Details About the Funds – Principal Investment Risks” with respect to the Fund is revised to add “Foreign Currency Contracts Risk” and “Loan Risk”.

III. Portfolio Management Changes In the section entitled “Fund Summary - Fund Management” with respect to the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Chris Lee, CFA, Portfolio Manager / 2021 Michael J. Schueller, CFA, Portfolio Manager / 2021

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

Chris Lee, CFA
Mr. Lee joined Wells Capital Management in 2012, where he currently serves as a Senior Portfolio Manager on the Multi-Sector Fixed Income Plus and High Yield team.

Michael J. Schueller, CFA
Mr. Schueller joined Wells Capital Management or one of its predecessor firms in 2000, where he currently serves as a Senior Portfolio Manager on the Multi-Sector Fixed Income Plus and High Yield team.

November 15, 2021	IFIT121/P1004SP

.	Summary Prospectus December 6, 2021

Allspring High Yield Bond Fund

Class/Ticker: Institutional Class - EKHIX	Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at allspringglobal.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@allspring-global.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated January 1, 2021 as supplemented December 6, 2021, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.71%
Fee Waivers	(0.18)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.53%
1.	The Manager has contractually committed through December 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.53% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$54
3 Years	$209
5 Years	$377

After:
10 Years	$866

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in debt securities that are below-investment grade; and

■	up to 10% of the Fund’s total assets in equity securities, including common and preferred stocks.

We invest principally in below investment-grade debt securities (often called “high yield” securities or “junk bonds”) of corporate issuers. These include traditional corporate bonds as well as convertible bonds. These securities may have fixed, floating or variable rates. We may invest in below investment-grade debt securities of any credit quality. The average credit quality of the Fund’s portfolio is expected to be equivalent to B or higher based on the credit ratings assigned to underlying securities by Moody’s, Standard & Poor’s, from other Nationally Recognized Statistical Ratings Organizations, or our credit quality assessment of the underlying securities. We do not manage the Fund’s portfolio to a specific maturity or duration. We may also use futures for duration and yield curve management. We may invest up to 10% of the Fund’s total assets in equity securities, including common and preferred stocks. For equity securities, we seek out dividend yielding securities of companies that we believe have strong fundamental attributes. We may invest in equity securities of companies of any size.

Securities in the Fund’s portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.

We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year[1,2]
.	Highest Quarter: March 31, 2019	+7.84%
	Lowest Quarter: December 31, 2018	-5.25%
	Year-to-date total return as of September 30, 2020 is +0.84%

Average Annual Total Returns for the periods ended 12/31/2019[1][2]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	10/31/2014	15.66%	5.48%	6.80%
Institutional Class (after taxes on distributions)	10/31/2014	13.51%	3.46%	4.60%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	10/31/2014	9.21%	3.27%	4.34%
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)		14.41%	6.14%	7.48%
1.	Historical performance shown prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen High Income Fund.
2.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Robert Junkin, Portfolio Manager / 2019 Margaret D. Patel, Portfolio Manager / 2012

Purchase and Sale of Fund Shares

Institutional Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: www.allspringglobal.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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©2021 Allspring Global Investments Holdings, LLC. All rights reserved. 1013180/P3180

SUPPLEMENT TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES
OF WELLS FARGO FIXED INCOME FUNDS
For the Wells Fargo High Yield Bond Fund (the “Fund”)

At a meeting held on November 10-12, 2021, the Board of Trustees of the Fund unanimously approved the following changes, effective on or about December 13, 2021:

I. Principal Investment Strategy Changes The section entitled “Fund Summary - Principal Investment Strategies” is deleted and replaced with the following (changes identified in italics below):

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in debt securities that are below-investment grade; and

■	up to 10% of the Fund’s total assets in equity securities, including common and preferred stocks.

We invest principally in below investment-grade debt securities (often called “high yield” securities or “junk bonds”) of corporate issuers. These include traditional corporate bonds as well as convertible bonds. These securities may have fixed, floating or variable rates. We may invest in below investment-grade debt securities of any credit quality. The average credit quality of the Fund’s portfolio is expected to be equivalent to B or higher based on the credit ratings assigned to underlying securities by Moody’s, Standard & Poor’s, from other Nationally Recognized Statistical Ratings Organizations, or our credit quality assessment of the underlying securities. We expect the Fund’s average effective duration to generally be within 1.0 year of the benchmark’s duration. We may also use futures for duration and yield curve management. We may invest up to 15% of the Fund’s total assets in leveraged loans. We may invest up to 10% of the Fund’s total assets in equity securities, including common and preferred stocks. The criteria and investment process used to select equity securities is substantially similar to those used to select non-investment grade debt securities. We seek out companies that we believe have strong fundamental and valuation attributes, including companies that reorganized and emerged or are expected to emerge from bankruptcy. We may invest in equity securities of companies of any size.

Securities in the Fund’s portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers. The Fund may invest up to 10% of the Fund’s total assets in foreign currency-denominated fixed income securities issued by foreign or domestic issuers.

We use security selection, comprehensive research and tactical portfolio management to capitalize on opportunities in rapidly evolving credit markets. Our investment process features tactical levers, including security selection, sector reviews, our proprietary RADS calibration tool, and macro insights, and a 6-month horizon to seize market opportunities, identify relative value, and construct a diversified portfolio. Our credit standards checklist, ESG assessment, and timely recommendations are integral to our underwriting and generating best ideas. We regularly review sectors to assess industry fundamentals and relative valuation to generate sector thesis and targeted sector weights. Our proprietary RADS Calibration tool divides the high yield market into quadrants based on spread and duration, and helps us connect investment ideas to tactical levers, and to ensure individual investments contribute to key portfolio objectives. We develop investment themes harnessing macro and fundamental insights developed from across the Wells Fargo Fixed Income Platform. We employ a 6-month horizon to identify bonds with spread tightening catalysts and anticipate market inflection points. We seek diversified sources of alpha and to capitalize on mispriced risk in the leverage finance markets.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund’s performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

II. Principal Investment Risks Changes In the section entitled “Fund Summary - Principal Investment Risks” with respect to the Fund, the following risks are added:

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

In addition, the section of the Fund’s prospectuses entitled “Details About the Funds – Principal Investment Risks” with respect to the Fund is revised to add “Foreign Currency Contracts Risk” and “Loan Risk”.

III. Portfolio Management Changes In the section entitled “Fund Summary - Fund Management” with respect to the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Chris Lee, CFA, Portfolio Manager / 2021 Michael J. Schueller, CFA, Portfolio Manager / 2021

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

Chris Lee, CFA
Mr. Lee joined Wells Capital Management in 2012, where he currently serves as a Senior Portfolio Manager on the Multi-Sector Fixed Income Plus and High Yield team.

Michael J. Schueller, CFA
Mr. Schueller joined Wells Capital Management or one of its predecessor firms in 2000, where he currently serves as a Senior Portfolio Manager on the Multi-Sector Fixed Income Plus and High Yield team.

November 15, 2021	IFIT121/P1004SP